INTANGIBLE ASSETS (INCLUDING GOODWILL) - Changes in Intangible Assets and Goodwill (Details) € in Millions	6 Months Ended
Jun. 30, 2020 EUR (€)
Changes in goodwill [abstract]
Goodwill, beginning balance	€ 455
Effects of changes in foreign exchange rates	1
Goodwill, ending balance	456
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	70
Additions	3
Amortization expense	(5)
Transfer during the year	0
Effects of changes in foreign exchange rates	0
Intangible assets (excluding goodwill), ending balance	68
Cost
Changes in goodwill [abstract]
Goodwill, ending balance	456
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	220
Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	(152)
Technology
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	21
Additions	0
Amortization expense	(1)
Transfer during the year	0
Effects of changes in foreign exchange rates	0
Intangible assets (excluding goodwill), ending balance	20
Technology | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	86
Technology | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	(66)
Computer Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	19
Additions	0
Amortization expense	(4)
Transfer during the year	1
Effects of changes in foreign exchange rates	0
Intangible assets (excluding goodwill), ending balance	16
Computer Software | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	75
Computer Software | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	(59)
Customer relationships
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	14
Additions	0
Amortization expense	0
Transfer during the year	0
Effects of changes in foreign exchange rates	0
Intangible assets (excluding goodwill), ending balance	14
Customer relationships | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	40
Customer relationships | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	(26)
Work in Progress
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	14
Additions	3
Amortization expense	0
Transfer during the year	(1)
Effects of changes in foreign exchange rates	0
Intangible assets (excluding goodwill), ending balance	16
Work in Progress | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	17
Work in Progress | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	(1)
Other
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	2
Additions	0
Amortization expense	0
Transfer during the year	0
Effects of changes in foreign exchange rates	0
Intangible assets (excluding goodwill), ending balance	2
Other | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	2
Other | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	€ 0